UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22611

                             Equity Long/Short Opportunities Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert D. DiCarlo

President and Principal Executive Officer

Equity Long/Short Opportunities Fund

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

EQUITY LONG/SHORT OPPORTUNITIES FUND	JUNE 30, 2018 (UNAUDITED)

		VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS - 57.2%
Non-U.S. Equity Hedge - 6.5% (Cost $807,000)
Pelham Long/Short Small Cap Fund LP		$1,230,000

Sector Hedge - 12.8% (Cost $2,267,000)
Asturias Fund LP		1,466,000
Broadfin Healthcare Fund, LP Class C		970,000

		2,436,000

U.S. Equity Hedge - 37.9% (Cost $6,892,000)
Tide Point Partners, LP		5,270,000
TPG Public Equity Partners-A, L.P. Class B		1,961,000

		7,231,000

Total Investments In Sub-Funds (Cost $9,966,000)		$10,897,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT - 3.8%
Northern Institutional Funds - U.S. Government Portfolio
1.72%(1) (2)	726,000	$726,000

Total Cash Equivalent (Cost $726,000)		726,000

Total Investments - 61.0% (Cost $10,692,000)		$11,623,000

Other Assets less Liabilities - 39.0%		7,436,000

NET ASSETS - 100.0%		$19,059,000

(1)

Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Northern Institutional Funds - U.S. Government Portfolio. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.

(2)	7-day simple yield as of June 30, 2018 is disclosed.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At June 30, 2018, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Non-U.S. Equity Hedge	6.5%
Sector Hedge	12.8
U.S. Equity Hedge	37.9
Cash Equivalent and Other Assets less Liabilities	42.8

Total	100.0%

At June 30, 2018, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
United States - 57.2%	$9,966,000	$10,897,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds - U.S. Government Portfolio is valued using Level 1 inputs. All other Sub-Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. See the Notes to Schedule of Investments for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2018.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of June 30, 2018.

See Notes to the Quarterly Report.

QUARTERLY REPORT    1    EQUITY LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

EQUITY LONG/SHORT OPPORTUNITIES FUND continued	JUNE 30, 2018 (UNAUDITED)

1. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio	$56,457	$236	$55,967	$—	$—	$70	$726	726

2. RISK FACTORS

Financial Accounting Standards Board Accounting Standards Codification 820 Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD
Non-U.S. Equity Hedge(a)	$1	$—	Quarterly	90 Days
Sector Hedge(a)	2	—	Quarterly	60-95 Days
U.S. Equity Hedge(a)	7	—	Quarterly	45-60 Days

	$10	$—

(a)

Hedged Equity – The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge, and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 38.18% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates are for three months and do not allow for full redemptions.

3. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the quarterly report was issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for disclosure.

EQUITY LONG/SHORT OPPORTUNITIES FUND     2    QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equity Long/Short Opportunities Fund

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2018

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2018